BORROWINGS AND LEASES - Schedule of Borrowings Outstanding (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jul. 01, 2022 EUR (€)	May 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Non-current:
Total non-current borrowings	€ 9,332			€ 10,571
Current:
Total current borrowings	2,425			1,336
Current commercial papers issued and current portion of non-current commercial papers issued	3,914	€ 2,394
Euro denominated bonds
Non-current:
Total non-current borrowings	7,689			8,176
Current:
Total current borrowings	850			350
Foreign currency bonds (swapped into Euro)
Non-current:
Total non-current borrowings	455			1,074
Current:
Total current borrowings	594			797
Australian dollar denominated bonds
Non-current:
Total non-current borrowings	337			422
Current:
Total current borrowings	62			0
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)
Non-current:
Total non-current borrowings	329			364
Current:
Total current borrowings	46			48
Lease obligations
Non-current:
Total non-current borrowings	522			535
Euro commercial paper
Current:
Total current borrowings	543			0
Repayments of borrowings, classified as financing activities	3,371	€ 2,157
Bank overdrafts
Current:
Total current borrowings	188			0
Lease obligations
Current:
Total current borrowings	€ 142			€ 141
0.5 Percent USD Notes due 2023
Current:
Notional amount | $			$ 850
Borrowings, interest rate			0.50%